Income Taxes (Components Of Net Deferred Income Tax (Liabilities) Assets) (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Income Taxes [Abstract]
Deferred Tax Asset Foundation Contribution	$ 12,824
ACL	3,863	3,666
Salaries and employee benefits	1,219	1,230
ESOP compensation	836	747
Other	2,630	2,307
Gross deferred income tax assets	21,372	7,950
Valuation allowance	(2,060)	(280)
Gross deferred income tax asset, net of valuation allowance	19,312	7,670
FHLB stock dividends	18,828	17,396
Unrealized gain on AFS securities	16,203	19,362
Other	4,728	4,156
Gross deferred income tax liabilities	39,759	40,914
Net deferred tax liabilities	$ (20,447)	$ (33,244)